UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JANUARY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%‡
	Shares	Value
CONSUMER DISCRETIONARY — 6.9%
Del Frisco’s Restaurant Group*	89,029	$1,765,445
Francesca’s Holdings*	141,940	2,251,168
Kirkland’s*	101,319	2,357,693
Red Robin Gourmet Burgers*	30,421	2,357,628

		8,731,934

ENERGY — 5.7%
Callon Petroleum*	153,509	836,624
Natural Gas Services Group*	80,551	1,626,325
Panhandle Oil and Gas, Cl A	78,038	1,634,116
RigNet*	46,481	1,590,580
RPC	124,692	1,554,909

		7,242,554

FINANCIAL SERVICES — 23.2%
Banner	55,671	2,247,995
Bryn Mawr Bank	77,982	2,273,175
Columbia Banking System	84,530	2,149,598
CU Bancorp*	41,047	834,075
Enterprise Financial Services	118,631	2,267,038
Financial Institutions	103,046	2,270,103
Flushing Financial	78,107	1,413,737
Hanmi Financial, Cl	105,630	2,097,812
Heritage Financial	114,128	1,771,267
Pacific Continental	131,651	1,664,069
PacWest Bancorp	46,624	1,993,409
Park Sterling	277,813	1,861,347
Renasant	95,940	2,509,790
Sterling Bancorp	145,448	1,917,005
WSFS Financial	27,215	2,010,100

		29,280,520

HEALTH CARE — 21.0%
AMAG Pharmaceuticals* (B)	85,911	3,796,407
Cambrex*	157,173	3,525,390
Cardiome Pharma*	312,684	3,126,840
HealthStream*	34,973	988,337
MWI Veterinary Supply*	11,433	2,168,497
National Research, Cl A	47,565	658,775
National Research, Cl B (B)	6,850	236,667
Natus Medical*	81,711	3,072,334
Supernus Pharmaceuticals* (B)	345,961	2,940,669
US Physical Therapy	76,845	2,980,818
Vascular Solutions*	113,894	3,104,750

		26,599,484

PRODUCER DURABLES — 28.9%
Altra Industrial Motion	47,481	1,213,139
AZZ	46,232	1,950,528

	Shares/Face Amount	Value
PRODUCER DURABLES — continued
Ceco Environmental	197,682	$2,712,197
CRA International*	67,599	1,996,199
Exponent	19,308	1,547,343
Federal Signal	161,028	2,458,898
GP Strategies*	61,221	2,043,557
Great Lakes Dredge & Dock*	303,619	2,359,120
Hurco	63,017	2,210,636
Kadant	38,455	1,528,202
Knight Transportation	101,946	2,904,441
LB Foster, Cl A	38,963	1,847,236
Marten Transport	69,827	1,427,962
Multi-Color	37,380	2,176,264
NN	92,348	2,128,621
Old Dominion Freight Line*	42,314	2,967,058
On Assignment*	43,109	1,514,419
SP Plus*	72,962	1,628,512

		36,614,332

TECHNOLOGY — 11.3%
Ambarella* (B)	18,489	1,022,627
CalAmp* (B)	147,647	2,644,358
GSI Group*	129,877	1,716,974
GTT Communications*	200,906	2,312,428
Methode Electronics	43,607	1,577,265
PDF Solutions*	103,765	1,724,574
Virtusa*	75,079	2,812,459
Vitesse Semiconductor*	137,000	513,750

		14,324,435

TOTAL COMMON STOCK (Cost $110,801,384)		122,793,259

CASH EQUIVALENT — 3.1%
BlackRock Liquidity Funds T-Fund Portfolio, 0.010% (A) (Cost $3,968,576)	3,968,576	3,968,576

REPURCHASE AGREEMENT — 8.1%
BNP Paribas (C) (D) 0.060%, dated 01/30/15, to be repurchased on 02/02/15, Repurchase price $10,250,051 (collateralized by U.S. Treasury Obligations, ranging in par value $34,900 - $6,336,300, 0.375% - 6.250%, 05/31/15-02/15/2041, with a total market value $10,455,117 (Cost $10,250,000)	$10,250,000	10,250,000

TOTAL INVESTMENTS — 108.2% (Cost $125,019,960)†		$137,011,835

Percentages are based on Net Assets of $126,639,118.

1

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE MICRO CAP EQUITY FUND
JANUARY 31, 2015 (Unaudited)

*		Non-income producing security.
‡		More narrow industries are used for compliance purposes,
Whereas broad sectors are utilized for reporting purposes.
(A)		The rate reported is the 7-day effective yield as of January 31, 2015.
(B)		This security of a portion of this security is on loan at January 31, 2015. The total market value of securities on loan at January 31, 2015 was $9,865,296.
(C)		This security was purchased with cash collateral received from securities lending. The total value of such securities as of January 31, 2015 was $10,250,000.
(D)		Tri-Party Repurchase Agreement.
Cl	–	Class.
†		At January31, 2015, the tax basis cost of the Fund’s investments was $125,019,960, and the unrealized appreciation and depreciation were $16,177,710 and ($4,185,835) respectively.

The following is a summary of the inputs used as of January 31, 2015, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$122,793,259	$—	$—	$122,793,259
Cash Equivalent	3,968,576	—	—	3,968,576
Repurchase Agreement	—	10,250,000	—	10,250,000

Total Investments in Securities	$126,761,835	$10,250,000	$—	$137,011,835

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. During the period ended January 31, 2015, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to Note 2 of the Fund’s most recent annual or semi-annual financial statements.

ACP-QH-001-0800

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015